Convertible Preferred Stock - Schedule of Convertible Preferred Stock Authorized and Issued and its Principal Terms (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Apr. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Temporary Equity [Line Items]
Shares Authorized	20,348,788
Shares Issued	19,278,606
Shares Outstanding	19,278,606		0
Series A Convertible Preferred Stock
Temporary Equity [Line Items]
Shares Authorized	3,862,500	0						3,862,500
Shares Issued	3,862,500	0						3,862,500
Shares Outstanding	3,862,500	0		3,862,500	3,862,500	3,862,500	3,862,500	3,862,500	3,862,500
Issue Price per Share	$ 4.00
Dividend Annual Rate per Share	$ 0.320
Aggregate liquidation preference	$ 15,450	$ 0						$ 15,450
Series A Convertible Preferred Stock | Minimum
Temporary Equity [Line Items]
Issue Period	2014
Series A Convertible Preferred Stock | Maximum
Temporary Equity [Line Items]
Issue Period	2015
Series B Convertible Preferred Stock
Temporary Equity [Line Items]
Shares Authorized	6,750,000	0						6,750,000
Shares Issued	6,749,999	0						6,749,999
Shares Outstanding	6,749,999	0		6,749,999	6,749,999	6,749,999	6,749,999	6,749,999	6,749,999
Issue Price per Share	$ 8.00
Dividend Annual Rate per Share	$ 0.640
Aggregate liquidation preference	$ 54,000	$ 0						$ 54,000
Series B Convertible Preferred Stock | Minimum
Temporary Equity [Line Items]
Issue Period	2015
Series B Convertible Preferred Stock | Maximum
Temporary Equity [Line Items]
Issue Period	2016
Series C Convertible Preferred Stock
Temporary Equity [Line Items]
Shares Authorized	4,448,788	0						5,000,000
Shares Issued	4,448,780	0						3,177,271
Shares Outstanding	4,448,780	0		4,448,780	4,448,780	4,448,780	4,448,780	3,177,271
Issue Price per Share	$ 12.00
Dividend Annual Rate per Share	$ 0.960
Aggregate liquidation preference	$ 53,385	$ 0						$ 38,127
Series C Convertible Preferred Stock | Minimum
Temporary Equity [Line Items]
Issue Period	2018
Series C Convertible Preferred Stock | Maximum
Temporary Equity [Line Items]
Issue Period	2019
Series D Convertible Preferred Stock
Temporary Equity [Line Items]
Shares Authorized	5,287,500	0						0
Shares Issued	4,217,327	0						0
Shares Outstanding	4,217,327	0		4,217,327	4,217,327	3,777,564		0
Issue Period	2019
Issue Price per Share	$ 13.20
Dividend Annual Rate per Share	$ 1.056
Aggregate liquidation preference	$ 55,669	$ 0						$ 0